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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: 30th September, 2002

Check here if Amendment  [_];    Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    City of London Investment Management Company Limited
Address: 10 Eastcheap, London, England
         United Kingdom, EC3M1LX





13F File Number : 028-06258


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter O'Sullivan
Title:  Compliance Officer
Phone:  44 20 7711 0771

Signature, Place and Date of Signing:

/s/ P.R. O'Sullivan, London, England, 31st day of October, 2002
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Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[_]  13F NOTICE.
[_]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       57

Form 13F Information Table Value Total:   131947

List of Other Included Managers:

No.  13F File Number     Name

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aberdeen Australia Equity Fund Common           003011103      585   106300  SH      SOLE                   106300
Asia Tigers Fund Inc           Common           04516T105     5675   874396  SH      SOLE                   874396
Begstorm Capital Corporation   Common           084093103      866     8100  SH      SOLE                     8100
Brazil Fund                    Common           105759104      411    47000  SH      SOLE                    47000
Brazilian Equity Fund          Common           105884100       48    18400  SH      SOLE                    18400
Central European Equity Fund   Common           153436100     4594   366820  SH      SOLE                   366820
Central Securities Corp.       Common           155123102     1757   104900  SH      SOLE                   104900
Chile Fund Inc                 Common           168834109      302    47492  SH      SOLE                    47492
China Fund Inc.                Common           169373107     8487   720500  SH      SOLE                   720500
Cornerstone Strategic Return F Common           21923Y105      199    31400  SH      SOLE                    31400
Cornerstone Strategic Value Fu Common           21924B104      237    43600  SH      SOLE                    43600
Diamond Trust Series           Common           252787106     2360    31150  SH      SOLE                    31150
European Warrant Fund          Common           298792102      990   536400  SH      SOLE                   536400
First Financial Fund           Common           320228109     1015    79600  SH      SOLE                    79600
First Isreal Fund              Common           320228109      176    23500  SH      SOLE                    23500
First Philippine Fund          Common           336100102       99    39100  SH      SOLE                    39100
France Growth Fund             Common           35177K108      283    53208  SH      SOLE                    53208
Greater China Fund             Common           39167B102     5531   693150  SH      SOLE                   693150
India Fund, Inc.               Common           454089103    14313  1553189  SH      SOLE                  1553189
India Growth Fund, Inc.        Common           454090101     5167   692578  SH      SOLE                   692578
Invesco Advantage Global Healt Common           46129A700     1837   153500  SH      SOLE                   153500
Ishares MSCI Brazil            Common           464286400     5209   892800  SH      SOLE                   892800
Ishares MSCI Canada            Common           464286509       20     2300  SH      SOLE                     2300
Ishares MSCI Japan Index Fund  Common           464286848      147    20000  SH      SOLE                    20000
Ishares MSCI Korea             Common           464286772     1133    64300  SH      SOLE                    64300
Ishares MSCI Malaysia          Common           464286830       43     8500  SH      SOLE                     8500
Ishares MSCI Taiwan            Common           464286731       38     5000  SH      SOLE                     5000
Italy Fund Inc                 Common           465395101        1      100  SH      SOLE                      100
Japan Equity Fund Inc.         Common           471057109       67    16000  SH      SOLE                    16000
JF China Regional              Common           471110106     1714   292988  SH      SOLE                   292988
JF India                       Common           471112102     5133   803212  SH      SOLE                   803212
John Hancock Bank & Thrift Opp Common           409735107     2298   303200  SH      SOLE                   303200
John Hancock Financial Trends. Common           41014X105      604    50719  SH      SOLE                    50719
Korea Equity                   Common           50063B104     2339   668200  SH      SOLE                   668200
Korea Fund, Inc                Common           500634100    31762  2357978  SH      SOLE                  2357978
Latin American Equity Fund, In Common           51827Q106      166    18900  SH      SOLE                    18900
Latin American Discovery Fund, Common           51828C106      100    14500  SH      SOLE                    14500
Mexico Fund, Inc.              Common           592835102       21     1500  SH      SOLE                     1500
MSDW Asia Pacific Fund, Inc.   Common           61744U106      699    96682  SH      SOLE                    96682
MSDW Eastern Europe Fund       Common           616988101     4815   296300  SH      SOLE                   296300
NASDAQ 100 Shares              Common           631100104     3469   167700  SH      SOLE                   167700
New Germany Fund, Inc.         Common           644465106     1145   355636  SH      SOLE                   355636
New Ireland Fund, Inc.         Common           462710104       37     4300  SH      SOLE                     4300
ROC Taiwan                     Common           749651105     4556  1337900  SH      SOLE                  1337900
Royce Micro-Cap Trust          Common           780915104      290    35400  SH      SOLE                    35400
S & P 500 Depositary Receipt   Common           78462F103     3376    41400  SH      SOLE                    41400
S & P Global 100               Common           464287572      203     5000  SH      SOLE                     5000
Salomon Brothers Fund Inc.     Common           795477108      526    61700  SH      SOLE                    61700
Scudder New Asia Inc           Common           811183102      299    39500  SH      SOLE                    39500
Singapore Fund, Inc.           Common           82929L109      152    32200  SH      SOLE                    32200
Southern Africa Fund, Inc.     Common           842157109     2932   336223  SH      SOLE                   336223
Swiss Helvetia Fund, Inc.      Common           870875101      822    87800  SH      SOLE                    87800
Taiwan Fund, Inc.              Common           874036106      303    38100  SH      SOLE                    38100
Templeton China World Fund, In Common           88018X102       57     6446  SH      SOLE                     6446
Templeton Russia Fund, Inc.    Common           88022F105     1609   102900  SH      SOLE                   102900
Thai Capital Fund, Inc.        Common           882905201       81    27200  SH      SOLE                    27200
Turkish Investment Fund, Inc.  Common           900145103      849   244300  SH      SOLE                   244300
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